Submission	Feb. 13, 2025
Submission [Line Items]
Central Index Key	0000875320
Registrant Name	VERTEX PHARMACEUTICALS INC / MA
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES